Operating Lease Assets (Details) - Schedule of operating lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating lease liabilities [Abstract]
Short-term lease liabilities	$ 109	$ 86
Long-term lease liabilities	267	341
Net present value of future minimum lease payments	$ 376	$ 427
Weighted average of remaining operating lease term (years)	3 years	4 years
Weighted average of operating lease discount rate	10.00%	10.00%